Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16—SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to June 30, 2020 to the date these financial statements were issued and has determined that it does not have any material subsequent events to disclose in these financial statements, except as set forth below.

Underwriting Agreement, Representative's Warrants and Closing of IPO

On July 30, 2020, the Company entered into an underwriting agreement (the "Underwriting Agreement") with ThinkEquity, a division of Fordham Financial Management, Inc., (the "Representative"), as representative of the underwriters set forth on Schedule 1 thereto (collectively, the "Underwriters"), relating to the IPO. Under the Underwriting Agreement, the Company agreed to sell 1,111,200 shares of common stock to the Underwriters, and also agreed to grant the Underwriters' a 45-day over-allotment option to purchase an additional 166,577 shares of common stock, at a purchase price per share of $8.325 (the offering price to the public of $9.00 per share minus the underwriters' discount).

Pursuant to the Underwriting Agreement, the Company also agreed to issue to the Representative and/or its affiliates warrants to purchase a number of shares of common stock equal in the aggregate to 5% of the total shares sold. The warrants will be exercisable at any time and from time to time, in whole or in part, beginning on January 26, 2021 until July 30, 2025, at a per share exercise price equal to $11.25 (125% of the public offering price per share).

On August 4, 2020, the Company sold 1,111,200 shares of its common stock to the Underwriters for total gross proceeds of $10,000,800. After deducting the underwriting commission and expenses, the Company received net proceeds of approximately $8,990,000. The Company also issued warrants for the purchase of 55,560 shares of common stock to affiliates of the Representative.

Repayment of Burnley Loan

On August 4, 2020, the Company used a portion of the proceeds from the IPO to repay the loan from Burnley (Note 9). The total payoff amount was $118,194, consisting of principal of $32,350, interest of $42 and prepayment, legal, and other fees of $85,802.

Repayment of SBCC Loan

On August 4, 2020, the Company used a portion of the proceeds from the IPO to repay the loan from SBCC (Note 10). The total payoff amount was $1,122,412 consisting of principal of $1,066,640, interest of $11,773 and prepayment, legal, and other fees of $43,999.

Leonite Conversion and Repayment

On July 24, 2020, Leonite converted $50,000 of the outstanding balance of the secured convertible promissory note (Note 12) into 50,000 common shares of 1847 Holdings.

On August 4, 2020, the Company used a portion of the proceeds from the IPO to repay the secured convertible promissory note. The total payoff amount was $780,653, consisting of principal of $771,431 and interest of $9,222.

Payment on Subordinated Promissory Note

In accordance with the terms of the amended and restated note that became effective upon closing of the IPO on August 4, 2020 (Note 11), the Company used a portion of the proceeds from the IPO to pay $1,083,842 of the balance of the note representing a $696,204 reduction in the principal balance and interest accrued through August 4, 2020 of $387,638.

Amendment and Restatement of Certificate of Incorporation

On July 30, 2020, the Company amended and restated its certificate of incorporation to (i) increase the authorized common stock from 5,000 shares to 200,000,000 shares, (ii) change the par value of the Company's common stock from $0.001 to $0.0001, and (iii) authorize 20,000,000 shares of preferred stock, 0.0001 par value per share.

Adoption of Equity Incentive Plan

Effective as of July 30, 2020, the Company established the 1847 Goedeker Inc. 2020 Equity Incentive Plan ("Plan"). The Plan was approved by the Company's board of directors and stockholders on April 21, 2020. The Plan is administered by compensation committee of the board of directors. The Plan permits the grant of restricted stock, stock options and other forms of incentive compensation to the Company's officers, employees, directors and consultants. The maximum number of shares of common stock that may be issued pursuant to awards granted under the Plan is 555,000 shares.

Option Grant

On August 4, 2020, the Company issued an incentive stock option under the Plan to the Company's Chief Executive Officer, Douglas T. Moore, for the purchase of 263,158 shares of common stock, at an exercise price of $9.00 per share. The option vests with respect to 25% of the shares on August 15, 2020 and on each of the first, second and third anniversaries thereof, respectively.

Conversion of SBCC Warrant

Immediately prior to the closing of the IPO on August 4, 2020, SBCC converted its warrant (Note 15) into 250,000 shares of common stock.